Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories

	December 31, 2018	December 31, 2017
Deferred crop costs	$24,649	$19,070
Purchased produce inventory	643	396
Biological asset adjustment (note 6)	(2,871)	(2,212)
Spare parts inventory	64	55

	$22,485	$17,309